SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                           January 13, 2017

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                 Re:  AB Variable Products Series Fund, Inc.
                       - AB Growth and Income Portfolio
                 File Nos. 33-18647 and 811-05398
                 -------------------------------------------

Dear Sir or Madam:

       On behalf of the AB Growth and Income Portfolio (the "Portfolio"), a series of the AB Variable Products Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Portfolio that would have been filed pursuant to Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 9, 2017.

       Please call me at the above-referenced number if you have any questions regarding the attached.

                                                  Sincerely,


                                                  /s/ Mark F. Samra
                                                  -----------------
                                                      Mark F. Samra

Attachment

cc: Stephen J. Laffey, Esq., AllianceBernstein Investments, Inc. Paul M. Miller, Esq., Seward & Kissel LLP